[FRONT COVER]

ANNUAL REPORT OCTOBER 31, 2001

Oppenheimer
Capital Preservation Fund





[LOGO]  OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]

REPORT HIGHLIGHTS


CONTENTS

1 Letter to Shareholders
2 Fund Performance
7 Financial Statements
24 Independent Auditors' Report
25 Federal Income Tax Information
26 Officers and Trustees


STRATEGY
Oppenheimer Capital Preservation Fund is designed to invest in shares of certain other Oppenheimer fixed income and money market funds.While maintaining a portfolio duration of 2 1/2 to 3 years, the Manager will attempt to allocate the assets of the portfolio primarily among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer Strategic Income Fund and shares of Oppenheimer Money Market Fund, Inc.And although the Fund currently does not invest in Class Y shares of Oppenheimer U.S.Government Trust, it can.(1)

AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 10/31/01(2)

                        Without         With
                        Sales Chg.      Sales Chg.

Class A                 6.00%           2.29%
Class B                 5.31            1.31
Class C                 5.31            4.31
Class N                 3.88            2.88
Class Y                 6.25


AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 9/30/01(2)

                                        Since
                        1-Year          Inception

Class A                 2.32%           4.25%
Class B                 1.33            4.43
Class C                 4.33            5.38
Class N                 N/A             2.40
Class Y                 6.28            6.36


1.Oppenheimer Capital Preservation Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.
2. See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS


[PHOTO]
JOHN V. MURPHY
Chairman, President and
Chief Executive Officer
OppenheimerFunds, Inc.


DEAR SHAREHOLDER,
We are all learning to live and cope in an incredible and unprecedented period in our nation's history. At OppenheimerFunds, we know and understand that these are difficult times. Yet out of the September 11 tragedy, I believe a new resolve, determination and strength was born and has emerged in all of us. I would like to thank everyone who wrote to me. Your letters were a source of inspiration for all of us at OppenheimerFunds.

The road to recovery is ahead of us.As of mid October, the markets started to recoup much of the loss since the September 11 attack. The Federal Reserve cut the overnight rate for the tenth time this year to its lowest level since 1962. And as economists have mentioned, the market has fundamental and underlying strengths. The groundwork is being laid for economic recovery.

During these trying times for investors,we encourage you to work closely with your financial advisor and to stay focused on your long-term investment goals keeping in mind the benefits of diversification and the importance of a long-term perspective.

It is also important and reassuring to remember that our portfolio management teams are an experienced group of investment professionals. They are diligently monitoring the events that are shaping the economy and the financial world, while using their proven expertise to manage your fund. Just as your financial advisor employs diversification and asset allocation to determine the appropriate balance of risk and reward for your portfolio, OppenheimerFunds' portfolio managers are guided by similar principles: using broad diversification, keeping a focus on business fundamentals and maintaining a long-term investment perspective.

As a firm directly affected by the events of September 11,we stand strong, resolute and united with America and we will be forever indebted to those who helped save lives and who continue to serve so heroically in this time of great uncertainty and need.

To express our gratitude,we have established the "World Trade Center Legacy Relief Fund. "We pledge to match the first $1 million in donations to this Fund and send all proceeds to qualified, prescreened charities that support victims' families, which initially are the "Twin Towers Fund," the "Lumina Foundation for Education--Families of Freedom Scholarship Fund" and the "Windows of Hope Family Relief Fund. "For more information regarding the "World Trade Center Legacy Relief Fund," please go to our website, www.oppenheimerfunds.com, or contact the Legacy Program at 1.877.634.4483.

At OppenheimerFunds,we thank you for your continued support and confidence. We look forward to showing and sharing with you the strength, expertise and resolve that make OppenheimerFunds The Right Way to Invest.

Sincerely,

/S/JOHN V. MURPHY

John V.Murphy
November 21, 2001

These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

1 Oppenheimer Capital Preservation Fund

FUND PERFORMANCE

PORTFOLIO MANAGER
John Kowalik

MANAGEMENT'S DISCUSSION OF PERFORMANCE.
The 12 months ended October 31, 2001 were characterized by economic weakening, ineffectively countered by significant fiscal and monetary stimulus. Interest rates generally fell during the period, particularly for shorter term securities. As equity markets also suffered significantly during the period, investor interest in fixed income securities as a "safe haven", drove up prices and put downward pressure on the yields paid by bonds.

As the year 2000 closed, concerns over a possible U.S. economic slowdown grew. The Federal Reserve Board began 2001 by cutting key short-term interest rate targets on January 3, and eventually followed with nine more rate cuts during the period. This caused the yield curve to steepen sharply, as short-term bond yields fell to historic lows.

Despite these cuts, even when coupled with the additional stimulus of tax cuts and rebate checks, economic activity remained largely unresponsive throughout the year. Chances for recovery were further hindered by the terrorist attacks of September 11 that resulted in a temporary sharp curtailment of economic activity, particularly in the travel and entertainment industries.

In response to the changing yield environment, the Fund reduced its exposure to money market securities by half, from about 10% to about 5% of the portfolio.This enabled the Fund to cushion the blow of generally falling rates by taking advantage of the higher yields available from securities with longer maturities.

Additionally, the Fund sought to improve its yield by increasing its allocation to structured securities,which can generate significantly higher income than similarly rated securities. They still carry an Agency rating-often better than AAA-and include, but are not limited to, residential mortgages, asset-backed securities and commercial mortgagebacked securities.

Through the reporting period,Oppenheimer Capital Preservation Fund continued to perform as it was designed to, shielding investors from the downward pressure on the prices of bonds and maintaining a stable share value. The Fund invested in shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Strategic Income Fund, Oppenheimer Bond Fund and Oppenheimer Money Market Fund. It provided shareholders with income superior to that of short-term investment alternatives by passing along the total return of the underlying portfolios in the form of the crediting rate.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET.
The graphs that follow show the performance of a hypothetical $10,000 investment in Class A,B, C and Y shares of the Fund as measured from the inception date of September 27, 1999 until October 31, 2001. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

The Fund's performance is compared to that of the Lehman Brothers 1-3 Year Government Bond Index which is an unmanaged sector index of U.S.Treasury issues, publicly issued debt of U.S.Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S.Government with maturities of one to three years.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

2 Oppenheimer Capital Preservation Fund

FUND PERFORMANCE


CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class A) and the Lehman Brothers 1-3 Year Government Bond Index

[LINE GRAPH]

                                              Lehman
                          Oppenheimer         Brothers
                          Capital             1-3 Year
                          Preservation        Government
                          Fund                Bond Index
   -----------------------------------------------------
   09/27/99                9,650              10,000
   10/31/99                9,703              10,027
   01/31/00                9,851              10,053
   04/30/00                9,998              10,208
   07/31/00               10,146              10,423
   10/31/00               10,302              10,642
   01/31/01               10,464              11,021
   04/30/01               10,621              11,214
   07/31/01               10,777              11,449
   10/31/01               10,921              11,831


AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 10/31/01(1)
1-YEAR          2.29%   SINCE INCEPTION         4.30%



CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class B) and the Lehman Brothers 1-3 Year Government Bond Index

[LINE GRAPH]

                                              Lehman
                          Oppenheimer         Brothers
                          Capital             1-3 Year
                          Preservation        Government
                          Fund                Bond Index
   -----------------------------------------------------
   09/27/99               10,000              10,000
   10/31/99               10,048              10,027
   01/31/00               10,183              10,053
   04/30/00               10,317              10,208
   07/31/00               10,451              10,423
   10/31/00               10,593              10,642
   01/31/01               10,741              11,021
   04/30/01               10,884              11,214
   07/31/01               11,026              11,449
   10/31/01               10,956              11,831


AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 10/31/01(1)
1-YEAR          1.31%           SINCE INCEPTION         4.45%

3 Oppenheimer Capital Preservation Fund

FUND PERFORMANCE     CONTINUED


CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class C) and the Lehman Brothers 1-3 Year Government Bond Index

[LINE GRAPH]

                                              Lehman
                          Oppenheimer         Brothers
                          Capital             1-3 Year
                          Preservation        Government
                          Fund                Bond Index
   -----------------------------------------------------
   09/27/99               10,000              10,000
   10/31/99               10,048              10,027
   01/31/00               10,183              10,053
   04/30/00               10,317              10,208
   07/31/00               10,451              10,423
   10/31/00               10,593              10,642
   01/31/01               10,741              11,021
   04/30/01               10,884              11,214
   07/31/01               11,026              11,449
   10/31/01               11,156              11,831


AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 10/31/01(1)
1-YEAR          4.31%           SINCE INCEPTION        5.36%


CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class N) and the Lehman Brothers 1-3 Year Government Bond Index

[LINE GRAPH]

                                              Lehman
                          Oppenheimer         Brothers
                          Capital             1-3 Year
                          Preservation        Government
                          Fund                Bond Index
   -----------------------------------------------------
   03/01/01               10,000              10,000
   04/30/01               10,103              10,110
   07/31/01               10,251              10,322
   10/31/01               10,287              10,666


CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT 10/31/01(1) SINCE INCEPTION 2.88%



The performance information for Lehman Brothers 1-3 Year Government Bond Index in the graphs begins on 9/30/99 for Class A, B, C and Y shares, and on 2/28/01 for Class N shares.

1. See Notes on page 6 for further details.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. Graphs are not drawn to the . same scale.


4 Oppenheimer Capital Preservation Fund

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class Y) and the Lehman Brothers 1-3 Year Government Bond Index

[LINE GRAPH]

                                              Lehman
                          Oppenheimer         Brothers
                          Capital             1-3 Year
                          Preservation        Government
                          Fund                Bond Index
   -----------------------------------------------------
   09/27/99               10,000              10,000
   10/31/99               10,057              10,027
   01/31/00               10,217              10,053
   04/30/00               10,375              10,208
   07/31/00               10,535              10,423
   10/31/00               10,703              10,642
   01/31/01               10,878              11,021
   04/30/01               11,048              11,214
   07/31/01               11,216              11,449
   10/31/01               11,373              11,831


AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 10/31/01(1)
1-YEAR          6.25%           SINCE INCEPTION         6.33%

The performance information for Lehman Brothers 1-3 Year Government Bond Index in the graphs begins on 9/30/99 for Class A, B, C and Y shares, and on 2/28/01 for Class N shares.

1. See Notes on page 6 for further details.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. Graphs are not drawn to the same scale.

5 Oppenheimer Capital Preservation Fund

NOTES



OPPENHEIMER CAPITAL PRESERVATION FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE HAS BEEN SUBJECT TO FLUCTUATIONS AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT THE OPPENHEIMERFUNDS WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares of the Fund were first publicly offered on 9/27/99. Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/27/99. Class B returns include the applicable contingent deferred sales charges of 4% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/99. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.The total returns of the Fund do not reflect the effect of the 2% redemption fee. See the prospectus for details on when the redemption fee applies.

6 Oppenheimer Capital Preservation Fund



STATEMENT OF INVESTMENTS                          OCTOBER 31, 2001

                                                                                                                   MARKET VALUE
                                                                                                 SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES - 99.7%
-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS - 94.4%
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund, Cl. Y                                                                       297,451         $ 3,045,908
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                                  4,170,506          42,872,808
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                                         3,113,200          11,767,896
                                                                                                                 --------------
                                                                                                                    57,686,612

-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 5.3%
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.                                                              3,277,898           3,277,898
                                                                                                                 --------------
Total Investments in Affiliated Investment Companies (Cost $60,503,506)                                             60,964,510

                                                                                                PRINCIPAL
                                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.54%, dated 10/31/01, to be repurchased at $57,004 on 11/1/01, collateralized by U.S. Treasury Nts., 7.875%, 11/15/04, with a value of $40,543 and
U.S. Treasury Bills, 1/3/02, with a value of $17,602 (Cost $57,000)                             $   57,000              57,000

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $60,560,506)                                                        99.8%         61,021,510
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                        0.2              92,851
                                                                                          -----------------   -----------------

NET ASSETS                                                                                           100.0%        $61,114,361
                                                                                          =================   =================


See accompanying Notes to Financial Statements.




7 Oppenheimer Capital Preservation Fund


STATEMENT OF ASSETS AND LIABILITIES                 OCTOBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value - see accompanying statement:
  Affiliated companies (Cost $60,503,506)                                                                           $60,964,510
  Unaffiliated companies (Cost $57,000)                                                                                  57,000
                                                                                                             -------------------
                                                                                                                     61,021,510
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     23,837
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                                  234,791
Shares of beneficial interest sold                                                                                      189,374
Other                                                                                                                       431
                                                                                                             -------------------
Total assets                                                                                                         61,469,943

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Wrapper agreement                                                                                                       234,398
Shares of beneficial interest redeemed                                                                                   60,162
Legal, auditing and other professional fees                                                                              36,287
Distribution and service plan fees                                                                                       12,408
Trustees' compensation                                                                                                    4,656
Shareholder reports                                                                                                       1,170
Transfer and shareholder servicing agent fees                                                                                30
Other                                                                                                                     6,471
                                                                                                             -------------------
Total liabilities                                                                                                       355,582

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $61,114,361
                                                                                                             ===================

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                     $60,966,733
--------------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                                    (4,605)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                         (74,373)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and wrapper agreement                                         226,606
                                                                                                             -------------------
NET ASSETS                                                                                                          $61,114,361
                                                                                                             ===================





8  Oppenheimer Capital Preservation Fund



STATEMENT OF ASSETS AND LIABILITIES   CONTINUED

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$50,178,806 and 5,017,946 shares of beneficial interest outstanding)                                                     $10.00
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                                              $10.36

--------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,777,073
and 177,728 shares of beneficial interest outstanding)                                                                   $10.00

--------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,844,871
and 184,515 shares of beneficial interest outstanding)                                                                   $10.00

-------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,311,421
and 731,027 shares of beneficial interest outstanding)                                                                   $10.00

--------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $2,190 and 219 shares of beneficial interest outstanding)                                                  $10.00


See accompanying Notes to Financial Statements.






9  Oppenheimer Capital Preservation Fund



STATEMENT OF OPERATIONS      FOR THE YEAR ENDED OCTOBER 31, 2001


--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated investment companies                                                                       $2,435,730
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                  9,594
                                                                                                             -------------------
Total income                                                                                                          2,445,324

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                         278,833
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                  82,987
Class B                                                                                                                   6,721
Class C                                                                                                                   6,468
Class N                                                                                                                   4,989
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                  75,634
Class B                                                                                                                   1,550
Class C                                                                                                                   1,635
Class N                                                                                                                   5,531
Class Y                                                                                                                     838
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                              64,851
--------------------------------------------------------------------------------------------------------------------------------
Wrapper fees                                                                                                             51,664
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                       7,779
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    4,120
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               2,932
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    20,266
                                                                                                             -------------------
Total expenses                                                                                                          616,798
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                             (835)
Less reduction to custodian expenses                                                                                     (1,235)
Less reduction to excess expenses                                                                                      (167,531)
                                                                                                             -------------------
Net expenses                                                                                                            447,197

--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 1,998,127

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                                 (17,928)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                             519,476
Wrapper agreement                                                                                                      (381,967)
                                                                                                             -------------------
Net change                                                                                                              137,509
                                                                                                             -------------------
Net realized and unrealized gain (loss)                                                                                 119,581

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $2,117,708
                                                                                                             ===================


See accompanying Notes to Financial Statements.







10  Oppenheimer Capital Preservation Fund


STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               YEAR ENDED OCTOBER 31,
                                                                                             2001                   2000
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                                                                 $ 1,998,127               $403,711
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                         (17,928)               (56,445)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                             137,509                 89,103
                                                                                     --------------------    -------------------
Net increase (decrease) in net assets resulting from operations                                2,117,708                436,369

--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                       (1,836,830)              (430,676)
Class B                                                                                          (31,203)                (4,331)
Class C                                                                                          (30,177)                (1,311)
Class N                                                                                         (102,592)                    --
Class Y                                                                                             (112)                   (65)

--------------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                                         (107,664)                    --
Class B                                                                                           (2,115)                    --
Class C                                                                                           (1,836)                    --
Class N                                                                                           (5,172)                    --
Class Y                                                                                               (7)                    --

--------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                       39,748,021             10,331,470
Class B                                                                                        1,446,083                330,195
Class C                                                                                        1,797,331                 46,813
Class N                                                                                        7,310,278                    --
Class Y                                                                                            1,120                     64

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                50,302,833             10,708,528
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           10,811,528                103,000
                                                                                     --------------------    -------------------
End of period [including undistributed (overdistributed) net investment
income of $(4,605) for the year ended October 31, 2001]                                      $61,114,361            $10,811,528
                                                                                     ====================    ===================


See accompanying Notes to Financial Statements.





11  Oppenheimer Capital Preservation Fund


FINANCIAL HIGHLIGHTS


                                                                      CLASS A
                                                                      -------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                                      2001                   2000                     1999(1)
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $10.00                 $10.00                  $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .56                    .57                     .05
Net realized and unrealized gain (loss)                                   .02                    .03                      --
                                                           -------------------    -------------------     -------------------
Total income (loss) from investment operations                            .58                    .60                     .05
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.55)                  (.60)                   (.05)
Tax return of capital distribution                                       (.03)                    --                      --
                                                           -------------------    -------------------     -------------------
Total dividends and/or distributions
to shareholders                                                          (.58)                  (.60)                   (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00                 $10.00                  $10.00
                                                           ===================    ===================     ===================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                     6.00%                  6.18%                   0.55%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                              $50,179                $10,431                    $100
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $33,976                 $7,171                    $100
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                   5.39%                  5.55%                   5.75%
Expenses                                                                1.58%                  1.96%                   1.55%
Expenses, net of reduction to excess expenses                           1.14%                  1.51%                   1.12%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%                    89%                      0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





12  Oppenheimer Capital Preservation Fund


FINANCIAL HIGHLIGHTS    CONTINUED

                                                                       CLASS B
                                                                       -----------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                                       2001                   2000                   1999(1)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $10.00                 $10.00                 $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .50                    .51                    .05
Net realized and unrealized gain (loss)                                   .02                    .02                     --
                                                           -------------------    -------------------    -------------------
Total income (loss) from investment operations                            .52                    .53                    .05
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.49)                  (.53)                  (.05)
Tax return of capital distribution                                       (.03)                    --                     --
                                                           -------------------    -------------------    -------------------
Total dividends and/or distributions
to shareholders                                                          (.52)                  (.53)                  (.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00                 $10.00                 $10.00
                                                           ===================    ===================    ===================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                     5.31%                  5.43%                  0.48%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $1,777                   $331                     $1
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 676                    $82                     $1
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                   4.61%                  4.55%                  5.10%
Expenses                                                                2.34%                  2.71%                  2.25%
Expenses, net of reduction to excess expenses                           1.90%                  2.26%                  1.81%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%                    89%                     0%


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




13  Oppenheimer Capital Preservation Fund


FINANCIAL HIGHLIGHTS        CONTINUED

                                                                       CLASS C
                                                                       ----------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                                       2001                 2000                    1999(1)
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $10.00               $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .51                  .50                     .05
Net realized and unrealized gain (loss)                                   .01                  .03                      --
                                                           -------------------    -----------------     -------------------
Total income (loss) from investment operations                            .52                  .53                     .05
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.49)                (.53)                   (.05)
Tax return of capital distribution                                       (.03)                  --                      --
                                                           -------------------    -----------------     -------------------
Total dividends and/or distributions
to shareholders                                                          (.52)                (.53)                   (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00               $10.00                  $10.00
                                                           ===================    =================     ===================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                     5.31%                5.43%                   0.48%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $1,845                  $48                      $1
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 652                  $25                      $1

---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                   4.54%                4.65%                   5.10%
Expenses                                                                2.36%                2.71%                   2.25%
Expenses, net of reduction to excess expenses                           1.92%                2.26%                   1.81%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%                  89%                      0%



1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




14  Oppenheimer Capital Preservation Fund


FINANCIAL HIGHLIGHTS        CONTINUED

                                                                       CLASS N
                                                                       -------------------
                                                                       PERIOD ENDED
                                                                       OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                   $10.00
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .38
Net realized and unrealized gain (loss)                                    -- (2)
                                                           -----------------------
Total income (loss) from investment operations                            .38
----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.36)
Tax return of capital distribution                                       (.02)
                                                           -----------------------
Total dividends and/or distributions
to shareholders                                                          (.38)
----------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00
                                                           =======================

----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                     3.88%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $7,311
----------------------------------------------------------------------------------
Average net assets (in thousands)                                      $3,002
----------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                   5.18%
Expenses                                                                1.64%
Expenses, net of reduction to excess expenses                           1.20%
----------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%


1.  For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

15  Oppenheimer Capital Preservation Fund


FINANCIAL HIGHLIGHTS        CONTINUED

                                                                          CLASS Y
                                                                          -----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                                          2001               2000                 1999(1)
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                      $10.00             $10.00               $10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                        .58                .59                  .06
Net realized and unrealized gain (loss)                                      .03                .03                   --
                                                                 ----------------    ---------------     ----------------
Total income (loss) from investment operations                               .61                .62                  .06
---------------------------------------------------------------------------------    ------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.58)              (.62)                (.06)
Tax return of capital distribution                                          (.03)                --                   --
                                                                 ----------------    ---------------     ----------------
Total dividends and/or distributions
to shareholders                                                             (.61)              (.62)                (.06)
---------------------------------------------------------------------------------    ------------------------------------
Net asset value, end of period                                            $10.00             $10.00               $10.00
                                                                 ================    ===============     ================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                        6.25%              6.43%                0.57%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                      $2                 $1                   $1
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $2                 $1                   $1
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                      5.73%              5.88%                6.19%
Expenses                                                                  43.02%              1.71%                1.15%
Expenses, net of reduction to excess expenses                             42.58%              1.26%                0.72%
Expenses, net of voluntary waiver of transfer agent fees                   1.27%                N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      36%                89%                   0%


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




16  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without a front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years or 12 months, respectively, of purchase. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor).

All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.




17  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS          CONTINUED


1.  SIGNIFICANT ACCOUNTING POLICIES continued
The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for them plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a material change in interest rates or purchases or redemptions of fund shares, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability ("wrapper agreement") of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset ("wrapper agreement") of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of October 31, 2001, the Fund has entered into one wrapper agreement, with the Bank of America, NA. Total fees paid for the year ended October 31, 2001, to Bank of America, NA, for this agreement were $51,664.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

EXPIRING
---------------------------------
2008                     $38,114
2009                      23,118
                         -------
Total                    $61,232
                         =======




18  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS          CONTINUED


1.  SIGNIFICANT ACCOUNTING POLICIES continued
TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2001, the Fund's projected benefit obligations were increased by $2,787, resulting in an accumulated liability of $4,605 as of October 31, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2001, amounts have been reclassified to reflect an increase in paid-in capital of $1,818. Overdistributed net investment income was increased by the same amount. As noted in the Statements of Changes in Net Assets for federal income tax purposes, the Fund realized a return of capital of $116,794. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.



19  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS          CONTINUED


1.  SIGNIFICANT ACCOUNTING POLICIES continued
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the year ended October 31, 2001 were as follows:



                                                 YEAR ENDED OCTOBER 31, 2001(1)            YEAR ENDED OCTOBER 31, 2000
                                                 SHARES                 AMOUNT             SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                              5,416,470             $ 54,164,792       1,611,987             $16,119,874
Dividends and/or distributions reinvested           194,231                1,942,226          43,122                 431,235
Redeemed                                         (1,635,901)             (16,358,997)       (621,963)             (6,219,639)
                                             ---------------   ----------------------  --------------     -------------------
Net increase (decrease)                           3,974,800             $ 39,748,021       1,033,146             $10,331,470
                                             ===============   ======================  ==============     ===================

-------------------------------------------------------------------------------------  --------------------------------------
CLASS B
Sold                                                173,294             $  1,732,954          32,651             $   326,514
Dividends and/or distributions reinvested             3,347                   33,468             428                   4,280
Redeemed                                            (32,033)                (320,339)            (59)                   (599)
                                             ---------------   ----------------------  --------------     -------------------
Net increase (decrease)                             144,608             $  1,446,083          33,020             $   330,195
                                             ===============   ======================  ==============     ===================

-------------------------------------------------------------------------------------  --------------------------------------
CLASS C
Sold                                                257,970             $  2,579,700           6,692             $    66,914
Dividends and/or distributions reinvested             3,249                   32,499             131                   1,314
Redeemed                                            (81,486)                (814,868)         (2,141)                (21,415)
                                             ---------------   ----------------------  --------------     -------------------
Net increase (decrease)                             179,733             $  1,797,331           4,682             $    46,813
                                             ===============   ======================  ==============     ===================

-------------------------------------------------------------------------------------  --------------------------------------
CLASS N
Sold                                                785,793             $  7,858,058              --             $        --
Dividends and/or distributions reinvested            10,813                  108,019              --                      --
Redeemed                                            (65,579)                (655,799)             --                      --
                                             ---------------   ----------------------  --------------     -------------------
Net increase (decrease)                             731,027             $  7,310,278              --             $        --
                                             ===============   ======================  ==============     ===================

-------------------------------------------------------------------------------------  --------------------------------------
CLASS Y
Sold                                                    100             $      1,000              --             $        --
Dividends and/or distributions reinvested                12                      120               7                      64
Redeemed                                                 --                       --              --                      --
                                             ---------------   ----------------------  --------------     -------------------
Net increase (decrease)                                 112             $      1,120               7             $        64
                                             ===============   ======================  ==============     ===================


      (1) For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.


20  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS          CONTINUED



3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2001, were $63,296,991 and $13,490,040, respectively.

As of October 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $60,573,647 was:

Gross unrealized appreciation                $  1,008,504
Gross unrealized depreciation                    (560,641)
                                             --------------
Net unrealized appreciation (depreciation)   $    447,863
                                             =============

4.       FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. That fee shall be reduced by the management fees received by the Manager during the period from the underlying funds attributable to investments by the Fund in shares of such underlying funds. This is to assure that the management fee paid directly and indirectly by the Fund to the Manager shall not exceed the fees described above.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Classes A, B, C, N and Y Shares. This voluntary waiver of expenses limits transfer agent fees to 0.35% of average net assets for Classes A, B, C and N shares effective October 1, 2001 and to 0.25% of average net assets for Class Y shares effective January 1, 2001.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
YEAR ENDED        AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS ON   COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    CLASS C SHARES   CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       ADVANCED BY      ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR
                  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
October 31, 2001  $111,927       $3,417            $121,032         $38,645           $19,846          $16,376
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

     (1)The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
YEAR ENDED          CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
October 31, 2001    $--                    $511                    $35                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------


21  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS          CONTINUED

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2001, payments under the Class A plan totaled $82,987 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $4,098 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED OCTOBER 31, 2001,
WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------

                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $6,721             $6,273          $41,638                      2.34%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         6,468              6,030           27,884                      1.51
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN         4,989                535           44,870                      0.61
------------------- ------------------ --------------- ---------------------------- -----------------------



22  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS          CONTINUED

5.  ILLIQUID OR RESTRICTED SECURITIES
As of October 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.

6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at October 31, 2001.









23  Oppenheimer Capital Preservation Fund

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders of Oppenheimer Capital Preservation Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Preservation Fund, including the statement of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from September 27, 1999 (inception of offering) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Preservation Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from September 27, 1999 (inception of offering) to October 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
November 21, 2001








24  Oppenheimer Capital Preservation Fund

FEDERAL INCOME TAX INFORMATION   UNAUDITED


In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended October 31, 2001 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.







25  Oppenheimer Capital Preservation Fund

OPPENHEIMER CAPITAL PRESERVATION FUND

OFFICERS AND TRUSTEES   Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees
                        John V.Murphy, Trustee and President
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B.Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K.Yeutter, Trustee
                        John S.Kowalik, Vice President
                        Robert G.Zack, Secretary
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary
                        Brian W.Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar,Assistant Treasurer

INVESTMENT ADVISOR      OppenheimerFunds, Inc.

DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

TRANSFER AND            OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

CUSTODIAN OF            Citibank,N.A.
PORTFOLIO SECURITIES

INDEPENDENT AUDITORS    KPMG LLP

LEGAL COUNSEL           Mayer, Brown & Platt


OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018




(C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

26 Oppenheimer Capital Preservation Fund

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[BACK COVER]

INFORMATION AND SERVICES
As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple.Whether it's automatic investment plans, timely market updates,or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.


INTERNET
24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

PHONELINK(2)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET 1.800.843.4461

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services P.O.Box 5270,Denver, CO 80217-5270

eDOCS DIRECT
Receive shareholder report and prospectus notifications for your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM.

TICKER SYMBOLS
Class A: OCAPX Class B: OCPBX Class C: OCPCX Class N: OPCNX Class Y: OCPYX



1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


RA0755.001.1001 December 30, 2001                  [LOGO]  OPPENHEIMERFUNDS/R/
                                                           DISTRIBUTOR, INC.